Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2020
Income Statement [Abstract]
Revenue
Operating expenses:
Research & development	629,456	98,445		1,063,926
General & administrative	696,670	402,778	162,533	1,906,530	11,670
Facility	144,056	111,414	91,259	435,814
Insurance	96,505	82,139	2,061	327,252
Total expenses	1,566,687	694,776	255,853	3,733,522	11,670
Loss from operations	(1,566,687)	(694,776)
Other income:
Sub-lease rental income & other income	36,351	90,352	90,758	279,727
Change in value of liability			(48,308)
Interest income	295	774	(3,000)	2,096	1,000
Total other income	36,646	91,126	39,450	281,823	1,000
Loss before provision for income tax	(1,530,041)	(603,650)	(216,403)	(3,451,699)	(12,670)
Provision for income tax			800		800
Net loss	$ (1,530,041)	$ (603,650)	$ (217,203)	$ (3,451,699)	$ (13,470)
Basic loss per share (in Dollars per share)	$ (0.14)	$ (0.06)	$ (0.06)	$ (0.32)	$ (0.02)
Weighted average common shares outstanding - basic (in Shares)	10,650,002	10,650,002	3,643,728	10,650,002	560,586